Long-Term Debt (Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
For the year ending December 31,
2015	$ 29,750
2016	676,000
2017	812,975
2018	9,000
2019	1,044,750
Thereafter	750,000
Total outstanding principal of long-term debt	3,322,475
Boyd
For the year ending December 31,
2015	21,500
2016	21,500
2017	462,975
2018	9,000
2019	1,044,750
Thereafter	750,000
Total outstanding principal of long-term debt	2,309,725	$ 2,389,165
Peninsula
For the year ending December 31,
Total outstanding principal of long-term debt	1,012,750	$ 1,092,403
Bank Credit Facility | Boyd
For the year ending December 31,
Remaining borrowing capacity	297,200
Bank Credit Facility | Peninsula
For the year ending December 31,
Remaining borrowing capacity	$ 30,000